Other Income - Summary of Other Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income [Line items]
Interest income	$ 1,716	$ 456	$ 477
- Others	68	140	175
Rent concession	3	141	71
Others	30	123	291
Other income	2,787	1,723	2,801
Job Growth Incentive
Other Income [Line items]
Government grants	970	0	0
Job Support Scheme
Other Income [Line items]
Government grants	$ 0	$ 863	$ 1,787